Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Scottsdale Funds
Central Index Key	dei_EntityCentralIndexKey	0001021882
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2014
Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.53%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.66%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	67
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	211
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	368
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	822
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 30, 2010
2011	rr_AnnualReturn2011	(2.36%)
2012	rr_AnnualReturn2012	18.66%
2013	rr_AnnualReturn2013	38.15%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(1.75%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.90%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.86%)
One Year	rr_AverageAnnualReturnYear01	38.15%
Since Inception	rr_AverageAnnualReturnSinceInception	18.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2010
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	34
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	54
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	76
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	140
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	10.74%
2011	rr_AnnualReturn2011	7.98%
2012	rr_AnnualReturn2012	11.40%
2013	rr_AnnualReturn2013	(1.78%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	5.96%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.57%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.01%)
One Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	37
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	93
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	178
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 02, 2010
2011	rr_AnnualReturn2011	7.94%
2012	rr_AnnualReturn2012	11.39%
2013	rr_AnnualReturn2013	(1.79%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	5.93%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.19%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.03%)
One Year	rr_AverageAnnualReturnYear01	(2.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2010
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	10.65%
2011	rr_AnnualReturn2011	7.94%
2012	rr_AnnualReturn2012	11.36%
2013	rr_AnnualReturn2013	(1.80%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	5.93%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.56%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.04%)
One Year	rr_AverageAnnualReturnYear01	(1.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 19, 2010
2011	rr_AnnualReturn2011	9.79%
2012	rr_AnnualReturn2012	2.65%
2013	rr_AnnualReturn2013	(2.69%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	2.61%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.55%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.53%)
One Year	rr_AverageAnnualReturnYear01	(2.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2010
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 04, 2010
2011	rr_AnnualReturn2011	9.66%
2012	rr_AnnualReturn2012	2.63%
2013	rr_AnnualReturn2013	(2.74%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	2.59%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.57%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.54%)
One Year	rr_AverageAnnualReturnYear01	(2.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2010
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	6.94%
2011	rr_AnnualReturn2011	9.72%
2012	rr_AnnualReturn2012	2.63%
2013	rr_AnnualReturn2013	(2.73%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	2.62%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.55%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.72%)
One Year	rr_AverageAnnualReturnYear01	(2.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	1.00%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	109
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	129
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	150
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	214
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	11.28%
2011	rr_AnnualReturn2011	15.97%
2012	rr_AnnualReturn2012	12.30%
2013	rr_AnnualReturn2013	(5.87%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	12.33%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.22%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.81%)
One Year	rr_AverageAnnualReturnYear01	(6.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	1.00%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	112
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	138
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	167
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	252
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 19, 2010
2011	rr_AnnualReturn2011	15.90%
2012	rr_AnnualReturn2012	12.29%
2013	rr_AnnualReturn2013	(5.92%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	12.33%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.20%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.82%)
One Year	rr_AverageAnnualReturnYear01	(6.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 19, 2010
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	11.19%
2011	rr_AnnualReturn2011	15.86%
2012	rr_AnnualReturn2012	12.29%
2013	rr_AnnualReturn2013	(5.92%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	12.35%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.17%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.80%)
One Year	rr_AverageAnnualReturnYear01	(5.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 30, 2010
2011	rr_AnnualReturn2011	28.94%
2012	rr_AnnualReturn2012	3.52%
2013	rr_AnnualReturn2013	(12.73%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	15.47%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.81%)
One Year	rr_AverageAnnualReturnYear01	(12.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 01, 2010
2011	rr_AnnualReturn2011	28.88%
2012	rr_AnnualReturn2012	3.49%
2013	rr_AnnualReturn2013	(12.74%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	15.41%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.35%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.83%)
One Year	rr_AverageAnnualReturnYear01	(12.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	9.36%
2011	rr_AnnualReturn2011	28.85%
2012	rr_AnnualReturn2012	3.49%
2013	rr_AnnualReturn2013	(12.73%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	15.41%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.35%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(7.88%)
One Year	rr_AverageAnnualReturnYear01	(12.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 03, 2009
2010	rr_AnnualReturn2010	5.23%
2011	rr_AnnualReturn2011	5.88%
2012	rr_AnnualReturn2012	2.54%
2013	rr_AnnualReturn2013	(1.29%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	4.09%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.76%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.92%)
One Year	rr_AverageAnnualReturnYear01	(1.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	5.24%
2011	rr_AnnualReturn2011	5.89%
2012	rr_AnnualReturn2012	2.47%
2013	rr_AnnualReturn2013	(1.28%)
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	4.12%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.73%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.90%)
One Year	rr_AverageAnnualReturnYear01	(1.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 06, 2010
2011	rr_AnnualReturn2011	2.47%
2012	rr_AnnualReturn2012	15.17%
2013	rr_AnnualReturn2013	33.39%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	7.83%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.66%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.23%)
One Year	rr_AverageAnnualReturnYear01	33.39%
Since Inception	rr_AverageAnnualReturnSinceInception	16.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2010
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 20, 2010
2011	rr_AnnualReturn2011	2.40%
2012	rr_AnnualReturn2012	15.10%
2013	rr_AnnualReturn2013	33.29%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	7.81%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.64%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.23%)
One Year	rr_AverageAnnualReturnYear01	33.29%
Since Inception	rr_AverageAnnualReturnSinceInception	19.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2010
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 15, 2010
2011	rr_AnnualReturn2011	1.43%
2012	rr_AnnualReturn2012	16.33%
2013	rr_AnnualReturn2013	32.99%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	7.91%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.89%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.69%)
One Year	rr_AverageAnnualReturnYear01	32.99%
Since Inception	rr_AverageAnnualReturnSinceInception	17.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2010
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 20, 2010
2011	rr_AnnualReturn2011	1.38%
2012	rr_AnnualReturn2012	16.30%
2013	rr_AnnualReturn2013	32.93%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	7.88%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.88%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.69%)
One Year	rr_AverageAnnualReturnYear01	32.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2010
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 10, 2010
2011	rr_AnnualReturn2011	0.30%
2012	rr_AnnualReturn2012	17.42%
2013	rr_AnnualReturn2013	32.40%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	8.01%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.09%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(16.24%)
One Year	rr_AverageAnnualReturnYear01	32.40%
Since Inception	rr_AverageAnnualReturnSinceInception	16.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2010
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 20, 2010
2011	rr_AnnualReturn2011	0.23%
2012	rr_AnnualReturn2012	17.35%
2013	rr_AnnualReturn2013	32.31%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	7.99%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.07%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(16.25%)
One Year	rr_AverageAnnualReturnYear01	32.31%
Since Inception	rr_AverageAnnualReturnSinceInception	17.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2010
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.01%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 25, 2011
2012	rr_AnnualReturn2012	14.59%
2013	rr_AnnualReturn2013	43.49%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(3.91%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.32%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
One Year	rr_AverageAnnualReturnYear01	43.49%
Since Inception	rr_AverageAnnualReturnSinceInception	16.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2011
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 20, 2010
2011	rr_AnnualReturn2011	(3.11%)
2012	rr_AnnualReturn2012	14.45%
2013	rr_AnnualReturn2013	43.31%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(4.00%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
One Year	rr_AverageAnnualReturnYear01	43.31%
Since Inception	rr_AverageAnnualReturnSinceInception	21.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2010
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.01%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 22, 2010
2011	rr_AnnualReturn2011	(4.20%)
2012	rr_AnnualReturn2012	16.34%
2013	rr_AnnualReturn2013	38.94%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(4.33%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.86%)
One Year	rr_AverageAnnualReturnYear01	38.94%
Since Inception	rr_AverageAnnualReturnSinceInception	15.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2010
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 20, 2010
2011	rr_AnnualReturn2011	(4.26%)
2012	rr_AnnualReturn2012	16.26%
2013	rr_AnnualReturn2013	38.82%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(4.37%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.86%)
One Year	rr_AverageAnnualReturnYear01	38.82%
Since Inception	rr_AverageAnnualReturnSinceInception	19.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2010
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 13, 2012
2013	rr_AnnualReturn2013	34.43%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(4.74%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	2.46%
One Year	rr_AverageAnnualReturnYear01	34.43%
Since Inception	rr_AverageAnnualReturnSinceInception	29.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2012
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 20, 2010
2011	rr_AnnualReturn2011	(5.62%)
2012	rr_AnnualReturn2012	17.81%
2013	rr_AnnualReturn2013	34.26%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.87%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
One Year	rr_AverageAnnualReturnYear01	34.26%
Since Inception	rr_AverageAnnualReturnSinceInception	18.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2010
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.01%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 01, 2010
2011	rr_AnnualReturn2011	1.00%
2012	rr_AnnualReturn2012	16.32%
2013	rr_AnnualReturn2013	33.44%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	6.92%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.84%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(15.29%)
One Year	rr_AverageAnnualReturnYear01	33.44%
Since Inception	rr_AverageAnnualReturnSinceInception	17.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 20, 2010
2011	rr_AnnualReturn2011	0.95%
2012	rr_AnnualReturn2012	16.23%
2013	rr_AnnualReturn2013	33.34%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	6.87%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.80%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(15.30%)
One Year	rr_AverageAnnualReturnYear01	33.34%
Since Inception	rr_AverageAnnualReturnSinceInception	18.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2010
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	5.58%
2011	rr_AnnualReturn2011	2.99%
2012	rr_AnnualReturn2012	5.78%
2013	rr_AnnualReturn2013	1.38%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	1.69%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.83%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.13%)
One Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 18, 2010
2011	rr_AnnualReturn2011	2.91%
2012	rr_AnnualReturn2012	5.74%
2013	rr_AnnualReturn2013	1.37%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	1.65%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.16%)
One Year	rr_AverageAnnualReturnYear01	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2010
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	5.51%
2011	rr_AnnualReturn2011	2.94%
2012	rr_AnnualReturn2012	5.74%
2013	rr_AnnualReturn2013	1.37%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	1.65%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.82%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.14%)
One Year	rr_AverageAnnualReturnYear01	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 23, 2010
2011	rr_AnnualReturn2011	1.49%
2012	rr_AnnualReturn2012	0.40%
2013	rr_AnnualReturn2013	0.29%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.38%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.13%)
One Year	rr_AverageAnnualReturnYear01	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2010
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 28, 2009
2010	rr_AnnualReturn2010	2.20%
2011	rr_AnnualReturn2011	1.46%
2012	rr_AnnualReturn2012	0.37%
2013	rr_AnnualReturn2013	0.30%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.33%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.18%)
One Year	rr_AverageAnnualReturnYear01	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 19, 2009
2010	rr_AnnualReturn2010	2.24%
2011	rr_AnnualReturn2011	1.45%
2012	rr_AnnualReturn2012	0.39%
2013	rr_AnnualReturn2013	0.26%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.36%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.18%)
One Year	rr_AverageAnnualReturnYear01	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2009
Russell 2000 Index | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	38.82%
Since Inception	rr_AverageAnnualReturnSinceInception	15.22%
Russell 2000 Index | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	38.82%
Since Inception	rr_AverageAnnualReturnSinceInception	19.97%
Russell 2000 Growth Index | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	43.30%
Since Inception	rr_AverageAnnualReturnSinceInception	16.42%
Russell 2000 Growth Index | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	43.30%
Since Inception	rr_AverageAnnualReturnSinceInception	21.50%
Russell 2000 Value Index | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	34.52%
Since Inception	rr_AverageAnnualReturnSinceInception	29.34%
Russell 2000 Value Index | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	34.52%
Since Inception	rr_AverageAnnualReturnSinceInception	18.40%
Russell 1000 Index | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.88%
Russell 1000 Index | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.11%
Since Inception	rr_AverageAnnualReturnSinceInception	18.62%
Russell 1000 Growth Index | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.48%
Since Inception	rr_AverageAnnualReturnSinceInception	16.76%
Russell 1000 Growth Index | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.48%
Since Inception	rr_AverageAnnualReturnSinceInception	19.23%
Russell 1000 Value Index | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.53%
Since Inception	rr_AverageAnnualReturnSinceInception	16.52%
Russell 1000 Value Index | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.53%
Since Inception	rr_AverageAnnualReturnSinceInception	17.93%
Russell 2500 Value Index | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.32%
Since Inception	rr_AverageAnnualReturnSinceInception	15.88%
Russell 3000 Index | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.55%
Since Inception	rr_AverageAnnualReturnSinceInception	17.95%
Russell 3000 Index | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.55%
Since Inception	rr_AverageAnnualReturnSinceInception	18.72%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Barclays U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Barclays U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.